Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 08, 2012
(Columbia Acorn Emerging Markets Fund℠) | Class R4 Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	12.18%	[1]
Total annual Fund operating expenses	13.43%
Fee waivers and/or reimbursements	(11.83%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.60%
(Columbia Acorn Emerging Markets Fund℠) | Class R5 Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	12.10%	[1]
Total annual Fund operating expenses	13.35%
Fee waivers and/or reimbursements	(11.89%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.46%
(Columbia Acorn European Fund℠) | Class R5 Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	17.83%	[1]
Total annual Fund operating expenses	19.02%
Fee waivers and/or reimbursements	(17.66%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.36%
(Columbia Acorn® Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[1]
Total annual Fund operating expenses	0.84%
(Columbia Acorn® Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.76%
(Columbia Acorn® Fund) | Class Y Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.71%
(Columbia Acorn International®) | Class R4 Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[1]
Total annual Fund operating expenses	0.99%
(Columbia Acorn International®) | Class Y Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Total annual Fund operating expenses	0.86%
(Columbia Acorn International Select℠) | Class R4 Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.21%
(Columbia Acorn International Select℠) | Class R5 Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Acorn International Select℠) | Class Y Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.14%	[1]
Total annual Fund operating expenses	1.08%
(Columbia Acorn Select℠) | Class R4 Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.04%
(Columbia Acorn Select℠) | Class R5 Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.14%	[1]
Total annual Fund operating expenses	0.96%
(Columbia Acorn Select℠) | Class Y Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.91%
(Columbia Acorn USA®) | Class R4 Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.08%
(Columbia Acorn USA®) | Class R5 Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.14%	[1]
Total annual Fund operating expenses	1.00%
(Columbia Acorn USA®) | Class Y Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.95%
(Columbia Thermostat Fund℠) | Class R4 Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[1]
Acquired Fund Fees and Expenses	0.65%
Total annual Fund operating expenses	1.07%	[4]
Fee waivers and/or reimbursements	(0.17%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.90%
(Columbia Thermostat Fund℠) | Class R5 Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Acquired Fund Fees and Expenses	0.65%
Total annual Fund operating expenses	0.99%	[4]
Fee waivers and/or reimbursements	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.92%
(Columbia Thermostat Fund℠) | Class Y Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[1]
Acquired Fund Fees and Expenses	0.65%
Total annual Fund operating expenses	0.94%	[4]
Fee waivers and/or reimbursements	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.60% and 1.46% of the Fund's average daily net assets attributable to Class R4 and Class R5 shares, respectively, through November 8, 2013. The Investment Manager may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.
[3]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rate of 1.36% of the Fund's average daily net assets attributable to Class R5 shares, through November 8, 2013. The Investment Manager may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.
[4]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rates of 0.25% of the Fund's average daily net assets for Class R4, 0.27% for Class R5 and 0.22% for Class Y, through November 8, 2013. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Investment Manager.